SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
b.	The following presents segment results of operations for the six months ended June 30, 2015 (unaudited):

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$11,009	$22,484	$17,663	$(869)	$50,287

Segments operating profit	$1,243	$1,717	$592	$159	$3,711

Segments tangible and intangible assets	$8,758	$26,926	$22,172	$3,620	$61,476

Depreciation and amortization	$171	$1,175	$639	$-	$1,985

Expenditures for assets	$79	$906	$369	$-	$1,354

c.	The following presents segment results of operations for the six months ended June 30, 2014 (unaudited):

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$11,265	$28,914	$18,041	$(5,331)	$52,889

Segments operating profit (loss)	$1,517	$4,778	$768	$(2,826)	$4,237

Segments tangible and intangible assets	$9,468	$30,278	$20,607	$5,434	$71,787

Depreciation, amortization and impairment expenses	$177	$1,347	$951	$-	$2,475

Expenditures for assets	$104	$1,730	$414	$-	$2,248

d.	The following presents segment results of operations for the three months ended June 30, 2015 (unaudited):

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$5,545	$11,124	$8,921	$(280)	$25,310

Segments operating profit	$612	$730	$244	$55	$1,641

Segments tangible and intangible assets	$8,758	$26,926	$22,172	$3,620	$61,476

Depreciation and amortization	$85	$584	$310	$-	$979

Expenditures for assets	$50	$466	$253	$-	$769

e.	The following presents segment results of operations for the three months ended June 30, 2014 (unaudited):

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$5,867	$13,886	$9,122	$(3,001)	$25,874

Segments operating profit (loss)	$933	$900	$263	$(426)	$1,670

Segments tangible and intangible assets	$9,468	$30,278	$20,607	$5,434	$71,787

Depreciation, amortization and impairment expenses	$89	$628	$477	$-	$1,194

Expenditures for assets	$72	$739	$283	$-	$1,094

f.	The following presents segment results of operations for the year ended December 31, 2014:

	Cellocator segment	MRM segment	RSA segment	Elimination	Total

Segments revenues	$24,063	$55,911	$36,168	$(10,852)	$105,290

Segments operating profit (loss)	$3,859	$5,619	$(60)	$(2,871)	$6,547

Segments tangible and intangible assets	$8,679	$26,878	$22,038	$4,405	$62,000

Depreciation, amortization and impairment expenses	$349	$2,188	$2,230	$-	$4,767

Expenditures for assets	$165	$2,586	$1,706	$-	$4,457